BALANCE SHEET - USD ($)	Oct. 31, 2025		Jan. 31, 2025
Current Assets
Cash	$ 220		$ 59,073
Total Current Assets	165,269		59,073
Deferred offering costs			149,313
Total Assets	88,054,474		208,386
Current liabilities
Accrued expenses	195,166		18,539
Accrued offering costs	278		3,063
Promissory note – related party			200,000
Total Current Liabilities	311,250		221,602
Shareholders’ Deficit
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 3,075,000 shares issued and outstanding	337	[1]	307	[2]
Additional paid-in capital			29,041
Accumulated deficit	(31,583)		(42,564)
Total Shareholders’ Deficit	(31,246)		(13,216)
Total Liabilities and Shareholders’ Deficit	$ 88,054,474		$ 208,386

[1]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).
[2]	Includes an aggregate of up to 375,000 ordinary shares subject to forfeiture if the over-allotment is not exercised in full or in part by the underwriters (see Note 5).